Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 28, 2022
Entity Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Feb. 01, 2022
Dreyfus Government Cash Management | Dreyfus Government Cash Management - BOLD Shares
Prospectus:
Trading Symbol	DBLXX